Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 14 – LEASES

As of June 30, 2023 and December 31, 2022, the Company had the following lease obligations:

	Discount		June 30,	December 31,
	Rate	Maturity	2023	2022
Current	1.5% - 3.0%	2024-2025	€53,382	€55,961
Non-current	1.5% - 3.0%	2024-2025	13,998	39,098
			€67,380	€95,059

Balance - December 31, 2021	€56,743
Lease liability additions	109,506
Lease liability termination	(35,668)
Repayment of Lease liability	(37,036)
Interest expense on lease liabilities	1,514
Balance - December 31, 2022	€95,059
Repayment of Lease liability	(28,553)
Interest expense on lease liabilities	874
Balance - June 30, 2023	€67,380

On September 8, 2020, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €527.

On January 1, 2021, the Company entered into an office lease agreement under a five-year term and monthly lease payment of €827 for the first year with an escalation rate of Consumer Price Index (CPI) plus 2% per annum. On June 30, 2022, the Company terminated the office lease contract.

On June 1, 2022, the Company entered into an office lease agreement under a two-year term extensible for three years upon expiry and monthly lease payment of €3,384 with an escalation rate of Consumer Price Index (CPI) plus 2% per annum.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417.

The following table summarizes the maturity of our lease liabilities as of June 30, 2023:

2023 (excluding the six months ended June 30, 2023)	€28,891
2024	31,636
2025	8,072
Total lease payments	68,599
Less: financing cost	(1,219)
Lease liabilities	€67,380

As of June 30, 2023 and December 31, 2022, the Company has right-of-use assets as follows:

Balance - December 31, 2021	€55,730
Additions	109,506
Termination	(34,777)
Depreciation	(36,353)
Balance - December 31, 2022	€94,106
Depreciation	(27,957)
Balance - June 30, 2023	€66,149